CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 11,796	$ 23,546	$ 26,225
Business tax and other sales tax	(119)	(112)	(203)
Net revenues	11,677	23,434	26,022
Less: Cost of revenues	14,775	19,588	33,587
Gross (loss) profit	(3,098)	3,846	(7,565)
Operating expenses:
Selling and marketing	1,978	2,533	4,445
General and administrative	8,533	9,807	20,208
Research and development	365	724	1,157
Total operating expenses	10,876	13,064	25,810
Loss from operations	(13,974)	(9,218)	(33,375)
Other income (expenses):
Interest expense, net	(1,120)	(742)	(436)
Loss from and impairment on long-term investments	(2,990)	(2,947)	(2,703)
Other income, net	581	9,120	3,301
Total other income (expense)	(3,529)	5,431	162
Loss before income taxes	(17,503)	(3,787)	(33,213)
Income tax expenses (benefits)	284	(10,235)	691
Net (loss) income	(17,787)	6,448	(33,904)
Less: Net loss attributable to non-controlling interests	(452)	(1,079)	(2,427)
Net (loss) income attributable to AirNet Technology Inc.'s shareholders	$ (17,335)	$ 7,527	$ (31,477)
Net (loss) income per ordinary share
Basic	$ (0.10)	$ 0.06	$ (0.25)
Diluted	$ (0.10)	$ 0.06	$ (0.25)
Weighted average shares used in calculating net loss per ordinary share
Basic	175,628,125	125,795,606	125,664,777
Diluted	175,628,125	125,795,606	125,664,777
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Net (loss) income per ordinary share
Basic	$ (0.99)	$ 0.60	$ (2.50)
Diluted	$ (0.99)	$ 0.60	$ (2.50)
Weighted average shares used in calculating net loss per ordinary share
Basic	17,562,812	12,579,561	12,566,478
Diluted	17,562,812	12,579,561	12,566,478